Accrued expenses, accounts payable and other liabilities	12 Months Ended
Mar. 31, 2020
Accrued expenses, accounts payable and other liabilities
19.	Accrued expenses, accounts payable and other liabilities

	As of March 31,
	2019	2020

	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	51,958	67,173
Other deposits and advances received (i)	10,447	25,443
Accrued bonus and staff costs, including sales commission	14,034	16,860
Payable to merchants and third party marketing affiliates	12,554	15,763
Payables and accruals for purchases of property and equipment	5,548	7,613
Other taxes payable (ii)	3,448	5,479
Amounts due to related companies (iii)	4,570	4,875
Contingent and deferred consideration in relation to investments and acquisitions	3,301	4,680
Operating lease liabilities (Note 7)	—	2,766
Accrued professional services and administrative expenses	2,361	2,176
Accrued donations	1,738	1,806
Accrual for interest expense	924	869
Others (iv)	6,828	6,033
	117,711	161,536
Non-current:
Operating lease liabilities (Note 7)	—	19,091
Contingent and deferred consideration in relation to investments and acquisitions	3,872	4,850
Others	2,315	1,322
	6,187	25,263

19.	Accrued expenses, accounts payable and other liabilities (Continued)
(i)	Other deposits and advances received as of March 31, 2020 include customer protection fund deposits received from merchants on the Company’s China retail marketplaces (Note 11).
(ii)	Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.
(iii)	Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.
(iv)	Other current liabilities as of March 31, 2019 include a settlement provision of US$250 million (RMB1,679 million) for a U.S. federal class action lawsuit that has been pending since January 2015 (Note 25(g)). The amount has been paid as of March 31, 2020.